Loans Receivable, Net - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Outstanding minimum balance of loans that are evaluated for impairment individually	$ 1,000,000		$ 1,000,000		$ 1,000,000
Residential mortgage loans, appraisal update period, years	2 years		2 years		2 years
Loans past due 90 days or more delinquent that are still accruing interest	0		0
PCI loans	6,474,000		6,474,000		6,744,000	876,000
Loans, Individually evaluated for impairment	67,385,000		67,385,000		57,406,000	70,704,000
Allocations of the allowance for loan losses	2,074,000		2,074,000		2,142,000	7,405,000
Interest income received and recognized on loans	508,000	461,000	1,600,000	1,300,000	1,600,000	1,900,000
Charges-offs for collateral dependant TDRs			19,219,000		44,150,000	50,187,000
Consumer and other loans					238,900,000	242,200,000
TDR loans						144,000
Allocations for allowance for loan losses					2,100,000	7,400,000
Collateral Dependant TDRs [Member]
Loans [Line Items]
Charges-offs for collateral dependant TDRs	383,000.0	600,000.0	1,600,000	3,500,000	3,500,000	110,000
Troubled Debt Restructuring [Member]
Loans [Line Items]
Allowance from acquisition	2.1	5.7			2,100,000	5,200,000
Residential Mortgage [Member]
Loans [Line Items]
Delinquency period in days			90 days		90 days
Number of current loans classified as non-accrual, TDR	9		20		20
Weighted average interest rate	3.14%		3.33%		3.15%	4.55%
Weighted average modified yield	4.44%		5.03%		5.67%	6.01%
Substandard Residential [Member]
Loans [Line Items]
Delinquency period in days			90 days		90 days
Construction Loans [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR					3
Recorded investment					2,900,000
Weighted average interest rate			3.75%
Weighted average modified yield			5.00%
Number of loans modified as TDR			1		1
Residential Loans [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR					13
Recorded investment					413,000
Number of loans modified as TDR		6		15	3
Weighted average modified interest rate		3.27%		3.11%
Rate prior to modification		5.71%		5.75%
Commercial Real Estate, Construction And Multi-Family Loans [Member]
Loans [Line Items]
Delinquency period in days			90 days		90 days
Weighted average interest rate					5.75%	5.50%
Weighted average modified yield					5.82%	6.36%
Special Mention Residential [Member] | Maximum [Member]
Loans [Line Items]
Delinquency period in days			89 days		89 days
Special Mention Residential [Member] | Minimum [Member]
Loans [Line Items]
Delinquency period in days			30 days		30 days
Multi-Family [Member]
Loans [Line Items]
Weighted average interest rate			3.81%
Weighted average modified yield			8.61%
Number of loans modified as TDR			3
Commercial And Industrial Loans [Member]
Loans [Line Items]
Weighted average interest rate	4.00%		4.00%
Weighted average modified yield	6.00%		6.00%
Number of loans modified as TDR	1	1	1	1
Consumer And Other Portfolio Segment [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR	0		0
Commercial real estate [Member]
Loans [Line Items]
Weighted average interest rate			5.41%
Weighted average modified yield			7.29%
Number of loans modified as TDR		1	4	1
Residential Portfolio Segment [Member]
Loans [Line Items]
Number of loans modified as TDR			4	4
Loans modified as TDR for which there was a payment default, recorded investment			1,300,000	855,000
Commercial Real Estate Construction Financing Receivable [Member]
Loans [Line Items]
Number of loans modified as TDR				2
Loans modified as TDR for which there was a payment default, recorded investment				3,900,000
PCI Loans [Member]
Loans [Line Items]
Number of Loans					9
PCI Loans [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member]
Loans [Line Items]
PCI loans	6,500,000		6,500,000		6,700,000
Number of Loans			11		12
PCI Loans [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member] | Scenario, Previously Reported [Member]
Loans [Line Items]
PCI loans					6,100,000
PCI Loans [Member] | Upto 90 Days [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member]
Loans [Line Items]
PCI loans	3,300,000		3,300,000		5,800,000
Number of Loans			3		8
PCI Loans [Member] | Upto 90 Days [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member] | Scenario, Previously Reported [Member]
Loans [Line Items]
PCI loans					5,300,000
Number of Loans					6
PCI Loans [Member] | More Than Ninety Days [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member]
Loans [Line Items]
PCI loans	3,200,000		3,200,000		966,000
Number of Loans			8		4
PCI Loans [Member] | More Than Ninety Days [Member] | Marathon Banking Corporation And Marathon National Bank Of New York [Member] | Scenario, Previously Reported [Member]
Loans [Line Items]
PCI loans					817,000
Number of Loans					3
Non-Accrual [Member]
Loans [Line Items]
Consumer and other loans					1,200,000	1,000,000
Non-Accrual [Member] | Construction Loans [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR			1
Recorded investment	488,000		488,000
TDR loans					6,900,000
Non-Accrual [Member] | Residential Loans [Member]
Loans [Line Items]
TDR loans					3,900,000
Non-Accrual [Member] | Commercial Loan [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR			2
Recorded investment	1,361,000		1,361,000
Non-Accrual [Member] | Multi-Family [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR			4
Recorded investment	12,367,000		12,367,000
Non-Accrual [Member] | Commercial And Industrial Loans [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR			1
Recorded investment	521,000		521,000
Non-Accrual [Member] | Residential Real Estate and Consumer Loans [Member]
Loans [Line Items]
Number of current loans classified as non-accrual, TDR			21
Recorded investment	$ 8,100,000		$ 8,100,000